Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits - Net of income tax	Reserve for financial instruments of cash flow hedges - Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2022	$ 19,828,045	$ 8,197,536	$ (1,999,987)	$ 34,076	$ 2,499,473	$ 9,187,597	$ 575,534	$ 14,013	$ 130,624	$ 18,638,866	$ 1,189,179
Beginning balance, shares at Dec. 31, 2022		512,301,577
Transfer of earnings to legal reserve				444,109		(444,109)
Cancellation of repurchase of shares			1,999,987		(1,999,987)
Cancellation of repurchase of shares, shares		(7,024,113)
Reserve for repurchase of shares					2,000,514	(2,000,514)
Dividends paid	(7,498,318)					(7,498,318)				(7,498,318)
Dividends declared non-controlling interest	(95,135)										(95,135)
Comprehensive income:
Profit for the year	9,689,600					9,542,912				9,542,912	146,688
Other comprehensive income for the year	(979,545)						(815,841)	(15,932)	(69,904)	(901,677)	(77,868)
Total comprehensive income for the year	8,710,055					9,542,912	(815,841)	(15,932)	(69,904)	8,641,235	68,820
Ending balance at Dec. 31, 2023	20,944,647	$ 8,197,536	0	478,185	2,500,000	8,787,568	(240,307)	(1,919)	60,720	19,781,783	1,162,864
Ending balance, shares at Dec. 31, 2023		505,277,464
Transfer of earnings to legal reserve				442,002		(442,002)
Capital distribution	(7,003,146)	$ (7,003,146)								(7,003,146)
Business combinations non-controlling interest	826,787										826,787
Dividends declared non-controlling interest	(99,485)										(99,485)
Comprehensive income:
Profit for the year	8,875,439					8,612,157				8,612,157	263,282
Other comprehensive income for the year	1,077,497						1,010,107	10,201	(65,303)	955,005	122,492
Total comprehensive income for the year	9,952,936					8,612,157	1,010,107	10,201	(65,303)	9,567,162	385,774
Ending balance at Dec. 31, 2024	24,621,739	$ 1,194,390	$ 0	920,187	2,500,000	16,957,723	769,800	8,282	(4,583)	22,345,799	2,275,940
Ending balance, shares at Dec. 31, 2024		505,277,464
Transfer of earnings to legal reserve				(681,309)		681,309
Capital distribution	(8,508,872)					(8,508,872)				(8,508,872)
Dividends declared non-controlling interest	(277,305)										(277,305)
Comprehensive income:
Profit for the year	10,000,609					9,565,171				9,565,171	435,438
Other comprehensive income for the year	(1,000,240)						(945,830)	9,600	4,583	(931,647)	(68,593)
Total comprehensive income for the year	9,000,369					9,565,171	(945,830)	9,600	4,583	8,633,524	366,845
Ending balance at Dec. 31, 2025	$ 24,835,931	$ 1,194,390		$ 238,878	$ 2,500,000	$ 18,695,331	$ (176,030)	$ 17,882	$ 0	$ 22,470,451	$ 2,365,480
Ending balance, shares at Dec. 31, 2025		505,277,464